Subsidiaries	12 Months Ended
Dec. 31, 2018
Subsidiaries [abstract]
Subsidiaries
19	Subsidiaries

The following list contains the particulars of major subsidiaries of the Group, all of which are limited companies established and operated in the PRC.

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non- controlling interests %	Principal activities
As at 31 December 2018
Shanghai Petrochemical Investment Development Company Limited	RMB 1,000,000	100.00	100.00	—	Investment management
China Jinshan Associated Trading Corporation	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited	USD 9,154	—	74.25	25.75	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (a)	USD 50,000	—	100.00	—	Production of polyethylene products
Zhejiang Jin Yong Acrylic Fibre Company Limited	RMB 250,000	75.00	75.00	25.00	Production of acrylic fibre products
Shanghai Jinshan Trading Corporation	RMB 100,000	—	67.33	32.67	Import and export of petrochemical products
As at 31 December 2017
Shanghai Petrochemical Investment Development Company Limited	RMB 1,000,000	100.00	100.00	—	Investment management
China Jinshan Associated Trading Corporation	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited	USD 9,154	—	74.25	25.75	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (a)	USD 50,000	—	60.00	40.00	Production of polyethylene products
Zhejiang Jin Yong Acrylic Fibre Company Limited	RMB 250,000	75.00	75.00	25.00	Production of acrylic fibre products
Shanghai Golden Conti Petrochemical Company Limited (b)	RMB 545,776	—	100.00	—	Production of petrochemical products
Shanghai Jinshan Trading Corporation	RMB 100,000	—	67.33	32.67	Import and export of petrochemical products

The total comprehensive loss attributable to non-controlling interests for the year ended 31 December 2018 is RMB 113 thousands (2017: comprehensive income amounted RMB 10,937 thousands, 2016: comprehensive income amounted RMB 13,007 thousands).

(a)

In July 2018, the Company’s subsidiary, Shanghai Petrochemical Investment Development Company Limited (“Toufa”), reached an agreement with the other investor, Philips Petroleum International Investment Company(“Philips Petroleum”), to acquire remaining 40% share from Philips Petroleum in Shanghai Golden Phillips Petrochemical Company Limited (“Golden Phillips”) , at a cash consideration of RMB 152,800 thousands. The transaction was approved and completed in October 2018. Upon completion, Golden Phillips became a wholly owned subsidiary of Toufa.

2018 RMB’000
Carrying amount of non-controlling interests acquired	162,359
Consideration paid to non-controlling interests	(152,800)

Share premium recognized in the transactions with non-controlling interests within equity – other reserves	9,559

(b)

In 2018, the Company’s subsidiary, Shanghai Golden Conti Petrochemical Company Limited (“Jindi”), was absorbed by its parent company, Toufa. As at 31 December 2018, Jindi has terminated the business and tax registration.